Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses (Loans by Credit Quality Indicator) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011
Financing Receivable, Recorded Investment
Commercial real estate - owner occupied	$ 153,534	$ 150,528
Commercial real estate - non-owner occupied	295,852	304,597
Construction and land development	50,158	38,124
Multi-family	57,565	43,905
1-4 family	33,602	43,513
Total commercial real estate	590,711	580,667
Commercial and industrial	255,202	237,099
Direct financing leases, net	16,462	17,128
Home equity and second mortgages	4,670	4,970
Other	11,789	11,682
Total consumer and other	16,459	16,652
Total gross loans and leases receivable	878,834	851,546	861,462
Category as a % of total portfolio	100.00%	100.00%
Category I
Financing Receivable, Recorded Investment
Commercial real estate - owner occupied	128,661	117,065
Commercial real estate - non-owner occupied	228,493	236,868
Construction and land development	33,845	20,660
Multi-family	49,875	34,162
1-4 family	18,331	23,266
Total commercial real estate	459,205	432,021
Commercial and industrial	231,407	198,018
Direct financing leases, net	11,933	11,398
Home equity and second mortgages	3,531	3,524
Other	10,665	10,459
Total consumer and other	14,196	13,983
Total gross loans and leases receivable	716,741	655,420
Category as a % of total portfolio	81.56%	76.97%
Category II
Financing Receivable, Recorded Investment
Commercial real estate - owner occupied	6,778	16,488
Commercial real estate - non-owner occupied	40,038	34,823
Construction and land development	1,485	5,367
Multi-family	6,848	6,930
1-4 family	4,510	11,637
Total commercial real estate	59,659	75,245
Commercial and industrial	7,866	25,070
Direct financing leases, net	2,862	5,026
Home equity and second mortgages	167	188
Other	0	0
Total consumer and other	167	188
Total gross loans and leases receivable	70,554	105,529
Category as a % of total portfolio	8.03%	12.39%
Category III
Financing Receivable, Recorded Investment
Commercial real estate - owner occupied	17,166	14,004
Commercial real estate - non-owner occupied	26,490	30,657
Construction and land development	9,089	4,867
Multi-family	793	804
1-4 family	8,074	4,993
Total commercial real estate	61,612	55,325
Commercial and industrial	14,336	12,453
Direct financing leases, net	1,667	686
Home equity and second mortgages	181	256
Other	0	0
Total consumer and other	181	256
Total gross loans and leases receivable	77,796	68,720
Category as a % of total portfolio	8.85%	8.07%
Category IV
Financing Receivable, Recorded Investment
Commercial real estate - owner occupied	929	2,971
Commercial real estate - non-owner occupied	831	2,249
Construction and land development	5,739	7,230
Multi-family	49	2,009
1-4 family	2,687	3,617
Total commercial real estate	10,235	18,076
Commercial and industrial	1,593	1,558
Direct financing leases, net	0	18
Home equity and second mortgages	791	1,002
Other	1,124	1,223
Total consumer and other	1,915	2,225
Total gross loans and leases receivable	$ 13,743	$ 21,877
Category as a % of total portfolio	1.56%	2.57%